Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Direct loans	S/ 43,005,583	S/ 40,519,423
Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	44,688,222	43,081,904
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	638,960	251,799
Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	365,929	753,497
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	275,526	314,083
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	274,264	85,806
Up to 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	512,669	259,557
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	226,342	20,051
Up to 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	77,144	159,745
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	32,230	42,906
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	176,953	36,855
Over 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	515,237	725,715
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	187,670	72,162
Over 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	205,038	520,026
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	65,878	124,480
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	56,651	9,047
Under legal collection [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	526,773	419,913
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	224,948	159,586
Under legal collection [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	83,747	73,726
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	177,418	146,697
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	40,660	39,904
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	43,133,543	41,676,719
Gross carrying amount [member] | Up to 1 month [member]
Disclosure of provision matrix [line items]
Direct loans	3,345,496	3,107,011
Gross carrying amount [member] | From 1 to 3 months [member]
Disclosure of provision matrix [line items]
Direct loans	5,935,876	4,197,570
Gross carrying amount [member] | From 3 months to 1 year [member]
Disclosure of provision matrix [line items]
Direct loans	10,222,266	9,619,503
Gross carrying amount [member] | From 1 to 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	18,131,367	19,720,158
Gross carrying amount [member] | Over 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 5,498,538	S/ 5,032,477